Investment Strategy - T. Rowe Price Tax-Exempt Money Fund, Inc.	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price Tax-Exempt Money Fund will change its name to the T. Rowe Price Municipal Money Fund.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal money market securities whose income is exempt from regular federal income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund is a retail money market fund managed in compliance with Rule 2a -7 under the Investment Company Act of 1940.

The securities purchased by the fund are subject to the maturity, credit quality, diversification, liquidity, and other requirements of Rule 2a-7. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price.

The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal securities whose income is expected to be exempt from federal income taxes. The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments).

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries.

Although the fund may invest more than 25% of its net assets in industrial development bonds, the fund limits its investments in industrial development bonds that are supported principally by the assets or revenues of non-governmental users related to the same industry to 25% of its net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal money market securities whose income is exempt from regular federal income taxes.